Background and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2019
Disclosure Of Background And Significant Accounting Policies [Abstract]
Principles of Consolidation

(a)	Principles of Consolidation

The consolidated financial statements are prepared by combining the financial statements of all the entities that comprise the Company, being Alterity Therapeutics Limited (formerly Prana Biotechnology Limited) and its subsidiaries as defined in Accounting Standard IFRS10: Consolidated Financial Statements. Consistent accounting policies are employed in the preparation and presentation of the consolidated financial statements.

Subsidiaries are all those entities (including special purpose entities) over which the Company has the power to govern the financial and operating policies, generally accompanying a shareholder of more than one-half of the voting rights. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity.

Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases.

In preparing the consolidated financial statements, all inter-company balances and transactions, and unrealized profits/losses arising within the Company are eliminated in full. Investments in subsidiaries are accounted for at cost in the individual financial statements of Alterity Therapeutics Limited (formerly Prana Biotechnology Limited).

Segment Reporting

(b)	Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer of Alterity Therapeutics Limited (formerly Prana Biotechnology Limited). For the current and previous reporting periods, the Company operated in one segment, being research into Alzheimer’s disease, Huntington disease, Parkinson’s disease and other neurodegenerative disorders.

Income Tax

(c)	Income Tax

Current tax

Current tax is calculated by reference to the amount of income taxes payable or recoverable in respect of the taxable profit or loss for the period. It is calculated using tax rates and tax laws that have been enacted or substantively enacted by reporting date. Current tax for current and prior periods is recognized as a liability (or asset) to the extent that it is unpaid (or refundable).

Deferred tax

Deferred tax is accounted for using the liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax base of those items.

In principle, deferred tax assets and liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that sufficient taxable amounts will be available against which deductible temporary differences or unused tax losses and tax offsets can be utilized. However, deferred tax assets and liabilities are not recognized if the temporary differences giving rise to them arise from the initial recognition of assets and liabilities (other than as a result of a business combination) which affects neither taxable income nor accounting profit or loss.

Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries except where the Company is able to control the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with these investments are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period(s) when the asset and liability giving rise to them are realized or settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by reporting date. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset when the entity has a legally enforceable right to offset and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Current and deferred tax for the period

Current and deferred tax is recognized as an expense or income in the Statement of Profit or Loss and Other Comprehensive Income, except when it relates to items credited or debited directly to equity, in which case the deferred tax is also recognized directly in equity, or where it arises from the initial accounting for a business combination, in which case it is taken into account in the determination of goodwill.

The Company has significant unused tax losses and as such a significant deferred tax asset; however, the deferred tax asset has not been recognized, as it is not probable that future taxable profit will be available against which the unused losses and unused tax credits can be utilized, given the nature of the Company’s business (research and development) and its history of losses.

Property and Equipment

(d)	Property and Equipment

Property and equipment is measured at historical cost less accumulated depreciation and impairment and consists of laboratory equipment, computer equipment, furniture and fittings and leasehold improvements attributable to the Company’s premises at Melbourne, Victoria, Australia and San Francisco, USA.

Historical cost includes expenditure that is directly attributable to the acquisition of the item.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to the income statement during the reporting period in which they are incurred.

Depreciation

Depreciation is provided on property and equipment. Depreciation is calculated on a straight-line method to allocate their cost, net of their residual values, over their estimated useful lives.

The following estimated useful lives, ranging from three to 20 years are used in the calculation of depreciation:

Class of Fixed Asset	Depreciation Rate

Furniture and fittings	5-33%
Computer equipment	33%
Plant and equipment	10-33%
Leasehold improvements	33%

Leasehold improvements are depreciated over the shorter of the lease term and useful life.

The depreciation method, residual values and useful lives are reviewed, and adjusted if appropriate, at each annual reporting period.

Leases

(e)	Leases

Leases in which a significant proportion of the risks and rewards of ownership are not transferred to the Company as lessee are classified as operating leases.

Operating lease payments are recognized as an expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

Investments and other financial assets

(f)	Investments and other financial assets

Classification

From July 1, 2018, the Group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value (either through OCI or through profit or loss), and

●	those to be measured at amortized cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVOCI).

Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade-date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other gains/(losses) together with foreign exchange gains and losses. Impairment losses are presented as separate line item in the consolidated statement of profit or loss.

Equity instruments

The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in profit or loss as other income when the Group’s right to receive payments is established.

Impairment

From 1 July 2018, the Group assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For trade receivables, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables, see note 10(b) for further details.

Options

Under IAS 32, options issued other than for goods or services that are exercisable in a currency other than the functional currency of the Company and meet the definition of a liability, are recorded as financial liabilities rather than equity. See accounting policy (r) share-based payments for the accounting policy for options issued as share-based payments for goods or services.

Options recorded as financial liabilities under IAS 32 are valued at fair value using the Black-Scholes model. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioural considerations. At each reporting date, the options are revalued to their current fair value, with the difference in fair value recorded in the Statement of Profit or Loss and Other Comprehensive Income.

Prior Period Accounting Policy for Comparative Period

For the comparative periods, loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for those with maturities greater than 12 months after the reporting date which are classified as non-current assets. Loans and receivables are included in trade and other receivables in the balance sheet. Trade receivables, loans, and other receivables are recorded at amortized cost less impairment.

Impairment of Assets

(g)	Impairment of Assets

At each reporting date, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have been impaired. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss (if any).

No impairment charges were incurred during the three years ended June 30, 2019.

Intangible Assets - Research and Development

(h)	Intangible Assets - Research and Development

Expenditure during the research phase of a project is recognized as an expense when incurred. Where no internally generated intangible assets can be recognized, development expenditure is recognized as an expense in the period as incurred. Development costs are capitalized if and only if, all of the following are demonstrated:

●	the technical feasibility of completing the intangible asset so that it will be available for use or sale;

●	the intention to complete the intangible asset and use or sell it;

●	the ability to use or sell the intangible asset;

●	how the intangible asset will generate probable future economic benefits;

●	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

●	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

Internally-generated intangible assets (capitalized development costs) are stated at cost less accumulated amortization and impairment, and are amortized on a straight-line basis over their useful lives over a maximum of five years.

As of June 30, 2019, 2018 and 2017, Alterity had no capitalized research and development costs.

Foreign Currency Transactions and Balances

(i)	Foreign Currency Transactions and Balances

Functional and Presentation Currency

Items included in the financial statements of each of the Company’s entities are measured using Australian dollars, which is the currency of the primary economic environment in which the Company operates (the functional currency).

Foreign currency transactions

All foreign currency transactions during the financial year are brought to account using the exchange rate in effect at the date of the transaction. Foreign currency monetary items at each reporting date are translated at the exchange rate existing at each reporting date. Non-monetary assets and liabilities carried at fair value that are denominated in foreign currencies are translated at the rates prevailing at the date when the fair value was determined.

Exchange differences are recognized in profit or loss in the period in which they arise except for exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned or likely to occur, which form part of the net investment in a foreign operation, are recognized in the foreign currency translation reserve and recognized in profit or loss on disposal of the net investment.

The results and financial position of all the Company’s entities that have a functional currency difference from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet, and

●	income and expenses for each income statement are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and

●	all resulting exchange differences are recognized as a separate component of equity.

On consolidation, the assets and liabilities of the Company’s overseas operations are translated at exchange rates prevailing at the reporting date. Income and expense items are translated at the average exchange rates for the period unless exchange rates fluctuate significantly. Exchange differences arising, if any, are recognized in the foreign currency translation reserve, and recognized in profit or loss on disposal of the foreign operations..

Employee Benefits

(j)	Employee Benefits

Short-term obligations

Short-term employee benefits are benefits (other than termination benefits) that are expected to be settled wholly before 12 months after the end of the annual reporting period in which the employees render the related service, including wages, and salaries. Short-term employee benefits are measured at the (undiscounted) amounts expected to be paid when the obligation is settled. The Company’s obligations for short-term employee benefits such as wages and salaries are recognized as a part of current trade and other payables in the statement of financial position.

The Company’s obligations for annual leave are presented as part of provisions in the Statement of Financial Position. The obligations are presented as current liabilities in the Statement of Financial Position if the Company does not have an unconditional right to defer settlement for at least twelve months after the reporting period regardless of when the actual settlement is expected to occur.

Other long-term obligations

The liability for long service leave is not expected to be settled wholly within twelve months after the end of the period in which the employees render the related service. The liability is therefore recognized in the provision for employee benefits and measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the end of the reporting period of government bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. Re-measurements as a result of experience adjustments and changes in actuarial assumptions are recognized in profit or loss.

The obligations are presented as current liabilities in the balance sheet if the entity does not have an unconditional right to defer settlement for at least twelve months after the reporting period, regardless of when the actual settlement is expected to occur.

Provisions

(k)	Provisions

Provisions are recognized when the Company has a present obligation, the future sacrifice of economic benefits is probable, and the amount of the provision can be measured reliably.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at reporting date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that recovery will be received and the amount of the receivable can be measured reliably.

Cash and Cash Equivalents

(l)	Cash and Cash Equivalents

Cash and cash equivalents includes cash on hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.

Other income from ordinary activities

(m)	Other income from ordinary activities

Other income is recognized to the extent that it is probable that the economic benefits will flow to the entity and the interest can be reliably measured. Other income is made up of interest income which is recognized on a time proportion basis using the effective interest method.

Grants

(n)	Grants

Grants are recognized when there is reasonable assurance that the grant will be received and all grant conditions will be complied with.

When the grant relates to an expense item, it is recognized as income over the periods necessary to match the grant on a systematic basis to the costs that it is expected to compensate.

Goods and Services Tax ("GST")

(o)	Goods and Services Tax (“GST”)

Revenues, expenses and assets are recognized net of the amount of GST, except where the amount of GST incurred is not recoverable from the taxation authority. In these circumstances the GST is recognized as part of the cost of acquisition of the asset or as part of an item of expense. Receivables and payables in the Balance Sheet are shown inclusive of GST.

The net amount of GST recoverable from, or payable to, the taxation authority is included as part of receivables or payables.

Cash flows are included in the Cash Flow Statement on a gross basis. The GST component of cash flows arising from investing and financing activities which is recoverable from, or payable to, the taxation authority is classified as operating cash flows.

Trade and Other Payables

(p)	Trade and Other Payables

These amounts represent liabilities for goods and services provided to the Company prior to the end of financial year which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition.

Borrowings

(q)	Borrowings

Loans and borrowings are initially recognized at the fair value of the consideration received, net of transaction costs. They are subsequently measured at amortized cost using the effective interest method.

Where there is an unconditional right to defer settlement of the liability for at least 12 months after the reporting date, the loans or borrowings are classified as non-current.

Share-Based Payments

(r)	Share-Based Payments

Equity-settled share-based payments granted after November 7, 2002 that were unvested as of January 1, 2005 are measured at fair value. The measurement date is determined for share-based payments issued to directors, employees and consultants as follows:

Directors

The issuance of share-based payments to directors is subject to approval by shareholders as per ASX Listing Rule 10.11. The measurement date for share-based payments issued to directors is the grant date, being the date at which the share-based payments are approved by shareholders.

Employees

The issuance of share-based payments to employees may be subject to shareholder approval per ASX Listing Rule 7.1 which prohibits the issuance of more than 15% of the Company’s shares in a 12 month period without shareholder approval. The measurement date for share-based payments issued to employees is the grant date, being the date at which a shared understanding of the terms and conditions of the arrangement is reached. However, if an issuance to an employee is subject to shareholder approval because it exceeds the 15% threshold per ASX Listing Rule 7.1, then the measurement date of these share-based payments is the date at which the share-based payments are approved by shareholders.

Consultants

The issuance of share-based payments to consultants may be subject to shareholder approval per ASX Listing Rule 7.1 which prohibits the issuance of more than 15% of the Company’s shares in a 12 month period without shareholder approval. The measurement date for share-based payments issued to consultants who provide services considered to be similar to employees is deemed to be the date at which a shared understanding of the terms and conditions of the arrangement is reached. The measurement date for share-based payments issued to consultants who provide services considered to be differentiated from those provided by employees is deemed to be the date at which the entity obtains the goods or the counterparty renders the service. If a service period applies and the work is continually provided over the service period, and if the share price of the Company does not change significantly during the service period, then the average share price, volatility and risk-free rate over the service period are used in calculating the value of the share-based payments issued. However, if the underlying share price of the Company does change significantly during the service period, then the value of share-based payments are calculated at each individual date that goods and services are provided, using the actual valuation inputs at that date. Shares issued to consultants for services are recorded as non-cash compensation and are recognized at either the fair value of the services rendered, or if this cannot be reasonably estimated, the fair value of the underlying equity instruments issued.

Equity-based compensation benefits are provided to directors, employees and consultants under the 2004 ASX Plan (the “2004 ASX Plan”) and the 2018 American Depository Share (ADS) Option Plan (the “2018 ADS Plan”). Information relating to this plan is set out in Note 18.

The fair value of options granted under these plans is recognized as an expense with a corresponding increase in equity. The fair value is measured at grant date and recognized over the period during which the recipients become unconditionally entitled to the options.

The fair value at grant date is independently determined using a Black-Scholes (for options without market condition) and Barrier Pricing (for options with market conditions) model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of shares that will eventually vest.

Loss Per Share

(s)	Loss Per Share

Basic loss per share is determined by dividing the net loss after income tax expense by the weighted average number of ordinary shares outstanding during the financial period. For all periods presented, diluted loss per share is equivalent to basic loss per share as the potentially dilutive securities are excluded from the computation of diluted loss per share because the effect is anti-dilutive.

Share Capital

(t)	Share Capital

Ordinary share capital is recognized as the fair value of the consideration received by the Company. Any transaction costs arising on the issue of ordinary shares are recognized directly in equity as a reduction of the share proceeds received.

Trade and Other Receivables

(u)	Trade and Other Receivables

Trade and other receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method less provision for impairment.

Comparative Figures
(v)	Comparative Figures
Comparative figures, are, where appropriate, reclassified to be comparable with figures presented in the current financial year.
New Accounting Standards And Interpretations

(w)	New Accounting Standards And Interpretations

New and amended Accounting Standards and Interpretations issued and effective

There are no IFRS or IFRIC interpretations that are effective for the first time for the financial year beginning on or after June 30, 2019 that would be expected to have a material impact on the Company.

Accounting Standards issued by not yet effective

Certain new accounting standards and interpretations have been published that are not mandatory for June 30, 2019 reporting periods. Initial application of the following Standards and Interpretations are not expected to affect any of the amounts recognized in the financial report, but may change the disclosures presently made in relation to the Company.

Pronouncement	Title (Issue date)	Effective date	Impact on financial report
IFRS 16	Leases	Annual periods beginning on or after January 1, 2019 Earlier application is permitted.

The group has reviewed all leasing arrangements in light of the new lease accounting rules in IFRS 16. The standard will affect the accounting for the group’s operating leases.

As at the reporting date, the group has non-cancellable operating lease commitments of $111,811 see note 13(a).

The group expects to recognise right-of-use assets of approximately $101,528 on 1 July 2019 and lease liabilities of $108,525 (after adjustments for prepayments and accrued lease payments recognised as at 30 June 2019). Overall net assets will be approximately $6,914 lower, and net current assets will be $14,293 lower due to the presentation of a portion of the liability as a current liability.

The group expects that net loss after tax will increase by approximately $6,238 for the year ended 30 June 2020 as a result of adopting the new rules.

Operating cash flows will increase and financing cash flows decrease by approximately $94,857 as repayment of the principal portion of the lease liabilities will be classified as cash flows from financing activities.

The Group’s activities as a lessor are not material and hence the Group does not expect any significant impact on the consolidated financial statements. However, some additional disclosures will be required from next year.

There are no other standards that are not yet effective and that would be expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

Changes in accounting policies

(x)	Changes in accounting policies

This note explains the impact of the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers on the Group’s financial statements.

Impact on the financial statements

As a result of the changes in the entity’s accounting policies, prior year financial statements have not been restated.

IFRS 9 Financial Instruments

IFRS 9 replaces the provisions of IAS 39 that relate to the recognition, classification and measurement of financial assets and financial liabilities, derecognition of financial instruments, impairment of financial assets and hedge accounting.

The adoption of IFRS 9 Financial Instruments from 1 July 2018 resulted in changes in accounting policies but no adjustments to the amounts recognised in the consolidated financial statements. The new accounting policies are set out in note 20(k) and below. In accordance with the transitional provisions in IFRS 9(7.2.15) and (7.2.26), comparative figures have not been restated.

Classification and measurement

On July 1, 2018 (the date of initial application of IFRS 9), the Group’s management has assessed which business models apply to the financial assets held by the Group and has classified its financial instruments into the appropriate IFRS 9 categories. No reclassification was required upon the adoption of IFRS 9.

Impairment of financial assets

The Group has only one type of financial assets that are subject to IFRS 9’s new expected credit loss model, which is trade and other receivables.

The Group was required to revise its impairment methodology under IFRS 9 for each of these classes of assets. The impact of the change in impairment methodology on the Group’s accumulated losses and equity is immaterial.

While cash and cash equivalents are also subject to the impairment requirements of IFRS 9, the identified impairment loss was immaterial.

IFRS 15 Revenue from Contracts with Customers

The Group has adopted IFRS 15 Revenue from Contracts with Customers from 1 July 2018 which resulted in changes in accounting policies but no adjustments to the amounts recognised in the consolidated financial statements. As the Group is still in the early stage of research and development for its products, it has neither generated revenue from contracts with customers, nor decided on the revenue strategy (licensing, sale of pharmaceutical products) for when the development phase is completed. Accordingly, the adoption of IFRS 15 has no impact on the financial statements. In prior reporting periods, revenue and other income of the Group primarily comprised of interest income and R&D tax incentive which are not affected by the adoption of IFRS 15.